Shareholder Report, Line Graph (Details) LMA2700_ClearBridge Tactical Dividend Income Fund_Class A_TSR Annual {Class A} - USD ($)												12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with sales charge)
Accumulated Value		$ 20,997	$ 15,972	$ 15,048	$ 16,423	$ 11,528	$ 12,675	$ 10,743	$ 10,583	$ 9,773	$ 9,425	$ 22,066
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		30,910	22,422	20,688	24,782	17,221	15,635	13,776	12,924	10,424	10,000	$ 37,343
Dow Jones U.S. Select Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Dow Jones U.S. Select Dividend Index
Accumulated Value		25,029	18,644	20,163	19,411	13,117	15,406	13,920	13,257	11,349	10,000	$ 26,897
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											Composite Benchmark†
Accumulated Value		$ 21,343	$ 16,386	$ 16,148	$ 16,652	$ 10,820	$ 13,006	$ 11,886	$ 11,635	$ 10,489	$ 10,000	$ 23,211

[1]
†	The Fund’s Composite Benchmark is a representation of the performance of the major asset classes in which the Fund may typically invest, consisting of 60% Russell 3000 Value Index, 20% Alerian MLP Index and 20% MSCI US REIT Index.